[redacted]

11000595

13FCON P 11/14/2011

NON-PUBLI

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
NOV 15 2010
OFFICE OF THE SECRETARY

CONFIDENTIAL FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter ended: 09/30/2010

CONFIDENTIAL

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: HBK Investments L.P. (1)
Address: 2101 Cedar Springs Road, Suite 700
Dallas, Texas 75201

Form 13F File Number: 28-6078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name: Jon L. Mosle
Title: General Counsel
Phone: (214) 758-6107

Signature, Place, and Date of Signing:

Jon L. Mosle, General Counsel — Dallas, Texas — November 12, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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CONFIDENTIAL FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $283,413 (thousands)

List of Other Included Managers: NONE

(1) HBK Investments L.P. has delegated discretion to vote and dispose of the securities described below to HBK Services LLC ("Services"). Services may, from time to time, delegate discretion to vote and dispose of certain of such Securities to one or more subadvisors. Each of Services and such subadvisors is under common control with HBK Investments L.P. The filing of this report shall not be deemed an admission that such subadvisors are, for the purpose of Section 13(d) or 13(g) of the Securities Exchange Act of 1934, beneficial owners of such securities.

<PAGE>

<TABLE>

CONFIDENTIAL FORM 13F INFORMATION TABLE

<CAPTION>

NAME OF ISSUER <S>	TITLE OF CLASS	CUSIP	VALUE (X$1000)	SHARES/ PRN AMT	SH/ PRN <C>	PUT/ CLL	INVSTMNT DISCRETN	OTHR MGRS	VOTING AUTHORITY SOLE	SHRD	NONE
ALLIS CHALMERS ENERGY INC	COM PAR $.01NW	019645506	4556	1092529	SHR		SOLE		1092529	0	0
MCAFEE INC	COM	579064106	165855	3509418	SHR		SOLE		3509418	0	0
PACTIV CORP	COM	695257105	5822	176522	SHR		SOLE		176522	0	0
PACTIV CORP	COM	695257105	27850	1000000	SHR	CALL	SOLE		1000000	0	0
PSYCHIATRIC SOLUTIONS INC	COM	74439H108	79330	2364537	SHR		SOLE		2364537	0	0